PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
NOTE 15.	PARENT COMPANY FINANCIAL INFORMATION

The following information presents the condensed balance sheets as of December 31, 2019 and 2018 and statements of income and cash flows of ABB Financial Group, Inc. for the years ended December 31, 2019 and 2018.

CONDENSED BALANCE SHEETS

	2019	2018
Assets
Cash	$6,275	$211,524
Investment in subsidiary	33,799,155	31,283,748
Restricted equity securities, at cost	232,000	232,000
Other assets	324,061	253,016

Total assets	$34,361,491	$31,980,288

Liabilities
Subordinated debentures	$1,657,000	$1,657,000
Other liabilities	684,000	608,388

Total liabilities	2,341,000	2,265,388

Stockholders’ equity	32,020,491	29,714,900

Total liabilities and stockholders’ equity	$34,361,491	$31,980,288

CONDENSED STATEMENTS OF INCOME

	2019	2018
Expenses:
Interest expense	$144,479	$144,083
Other operating expense	136,382	220,333

Total expense	280,861	364,416

Loss before income tax benefit and equity in undistributed income of subsidiary	(280,861)	(364,416)
Income tax benefit	71,045	91,061

Loss before equity in undistributed income of subsidiary	(209,816)	(273,355)
Equity in undistributed income of subsidiary	2,059,916	2,679,491

Net income	$1,850,100	$2,406,136

CONDENSED STATEMENTS OF CASH FLOWS

	2019	2018
OPERATING ACTIVITIES
Net income	$1,850,100	$2,406,136
Adjustments to reconcile net income to net cash used in operating activities:
Undistributed income of subsidiary	(2,059,916)	(2,679,491)
Net other operating activities	4,567	121,889

Net cash used in operating activities	(205,249)	(151,466)

Net decrease in cash	(205,249)	(151,466)
Cash at beginning of year	211,524	362,990

Cash at end of year	$6,275	$211,524